Schedule of maturity of taxes payable (Details) R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 153
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	86
Later Than Two Years And Not Later Than Three Years 1 [Member]
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	32
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	12
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 23